Property and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment - net	$ 79,929,574	$ 75,938,590
Depreciation	17,769,948	13,705,653
Property, plant and equipment, disposals	1,779,626	1,030,006
Financial instruments revaluation and other gains losses [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on disposition of property plant equipment	(1,549,295)	(931,356)
Equipment under finance leases [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - net	$ 14,981,186	$ 9,404,765